Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

Assets

11 Intangible assets

Reconciliation of carrying amounts

	Internally
	generated	Internally	Purchased rights,
	/acquired	developed	licenses,
in EUR k	biomarkers	database	software	Total
Acquisition and production cost
As of Jan 1, 2018	5,812	2,804	2,193	10,809
Additions	1,321	561	1,177	3,059
As of Dec 31, 2018	7,133	3,365	3,370	13,868
Reclass from property, plant and equipment	386	—	—	386
Reclass*	900	758	(1,658)	—
Additions	3,603	2,379	1,298	7,280
As of Dec 31, 2019	12,022	6,502	3,010	21,534
Accumulated amortization and impairment
As of Jan 1, 2018	1,782	534	1,014	3,330
Amortization	878	513	352	1,743
As of Dec 31, 2018	2,660	1,047	1,366	5,073
Amortization	1,171	723	422	2,316
As of Dec 31, 2019	3,831	1,770	1,788	7,389
Carrying amounts
As of Dec 31, 2018	4,473	2,318	2,004	8,795
As of Dec 31, 2019	8,191	4,732	1,222	14,145

*     The reclassification of EUR 1,658k from purchased rights, licenses, software represented purchased rights related to certain biomarkers in prior years, as well as expenses incurred for certain licenses and softwares which were used in the process of developing internal IT driven solutions.  Reclassification is made to allow more transparent presentation considering this is more in line with each sub-group of intangible assets.

Development costs and amortization

Internally generated intangible assets include capitalized development costs for biomarkers and IT driven solutions such as CentoPortal and the CentoMD mutation database (see notes 5 and 6 regarding  measurement).

The amortization of patents, trademarks and development costs is expensed and recorded under “cost of sales” to the extent the related intangible is used in generating revenue and recorded in research and development expenses to the extent the related intangibles are used for R&D purposes.